Consolidated Statements of Comprehensive Income - SEK (kr) kr in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Condensed Consolidated Statements of Comprehensive Income
Loss for the year	kr (509,537)	kr (436,511)	kr (32,578)
Other comprehensive income/(loss) that may be reclassified to profit or loss in subsequent periods:
Exchange differences on translation of foreign operations	(20,111)	(9,352)	(11)
Other comprehensive income/(loss) that may be reclassified to profit or loss in subsequent periods	(20,111)	(9,352)	(11)
Other comprehensive income/(loss) that will not be reclassified to profit or loss in subsequent periods:
Remeasurement gain on defined benefit plans	1,993	1,216
Other comprehensive income/(loss) that will not be reclassified to profit or loss in subsequent periods	1,993	1,216
Other comprehensive income/(loss) for the year	(18,118)	(8,137)	(11)
Total comprehensive loss for the year	(527,655)	(444,648)	(32,589)
Attributable to:
Equity holders of the Parent Company	(519,189)	(438,343)	kr (32,589)
Non-controlling interests	kr (8,466)	kr (6,305)